Contingencies lease tables (Tables)	12 Months Ended
Mar. 31, 2020
Leases [Abstract]
Lessee, Operating Lease, Disclosure [Table Text Block]	Supplemental cash flow information related to operating leases is as follows:

Year Ended March 31, 2020
Cash paid for amounts included in the measurement of operating lease liabilities	$27,613
Right-of-use assets obtained in exchange for operating lease obligations, net	$44,636

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Maturities of lease liabilities at March 31, 2020 are as follows:

March 31, 2020
2021	$25,302
2022	21,064
2023	17,271
2024	14,045
2025 and thereafter	96,249
Total operating lease payments	173,931
Less imputed interest	40,008
Total operating lease liabilities	$133,923
In the preceding table, the future minimum annual rentals payable under noncancelable leases denominated in foreign currencies have been calculated using March 31, 2020 foreign currency exchange rates.
Supplemental information related to operating leases is as follows:

March 31,
2020
Weighted-average remaining lease term of operating leases	11.5 years

Weighted-average discount rate of operating leases	4.4%

Prior to the adoption of ASU 2016-02, " Leases" (Topic 842) future minimum annual rentals payable under noncancelable operating lease agreements in excess of one year as of March 31, 2019 were as follows:

March 31, 2019
2020	$24,008
2021	18,567
2022	13,917
2023	11,929
2024 and thereafter	93,939
Total minimum lease payments	$162,360
In the preceding table, the future minimum annual rentals payable under noncancelable leases denominated in foreign currencies have been calculated using March 31, 2019 foreign currency exchange rates.